Business Combination - Identifiable Assets Acquired and Liabilities Assumed (Detail) $ in Thousands, R$ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Feb. 14, 2017 USD ($)	Feb. 14, 2017 BRL (R$)	Oct. 01, 2016 USD ($)
Celg Distribuicao SA [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents			$ 9,538	R$ 29,643
Trade and other receivables			313,199	973,382
Inventories			7,921	24,618
Property, plant and equipment			13,835	42,998
Intangible assets other than goodwill			1,910,306	5,936,985
Current tax assets			699	2,173
Deferred tax liabilities			(170,521)	(529,958)
Total	$ 729,975	R$ 2,268,667	729,975	2,268,668
Other current non-financial assets			63,727	198,054
Other non-current financial assets			28,802	89,514
Other non-current non-financial assets			224,731	698,435
Trade and other non-current receivables			65,794	204,480
Other current financial liabilities			(154,500)	(480,165)
Trade and other current payables			(564,395)	(1,754,071)
Other current provision			(10,929)	(33,965)
Other non-current financial liabilities			(181,096)	(562,823)
Other non-current payables			(509,888)	(1,584,665)
Other non-current provision			(229,245)	(712,465)
Provisions for non-current employee benefits			$ (88,003)	R$ (273,502)
Codensa S.A [Member] | Electrica De Cundinamarca S.A And Empresa De Energa De Cundinamarca S.A [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents					$ 9,153
Trade and other receivables					19,046
Accounts receivable to related parties					2,244
Inventories					2,403
Property, plant and equipment					139,679
Intangible assets other than goodwill					615
Other non-financial assets					991
Current tax assets					5,239
Deferred tax assets					26,383
Other financial liabilities					(42,547)
Trade and other payables					(19,328)
Accounts payable to related parties					(1,588)
Provisions for employee benefits					(30,703)
Other provisions					(12,136)
Current tax liabilities					(4,465)
Deferred tax liabilities					(24,450)
Total					$ 70,536